As filed with the Securities and Exchange Commission on February 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 84.3%
Aerospace & Defense: 2.6%
107,850	Boeing Co.	$8,127,576
786,290	Spirit AeroSystems Holdings, Inc. 1	13,343,341
		21,470,917
Beverages: 2.6%
190,605	Diageo Plc - ADR	22,220,731
Commercial Banks: 3.0%
774,515	First Republic Bank	25,388,602
Containers & Packaging: 3.3%
763,240	Crown Holdings, Inc. 1	28,094,864
Food Products: 3.4%
742,945	Unilever NV - ADR	28,454,794
Gas Utilities: 2.9%
1,238,480	Questar Corp.	24,472,365
Health Care Equipment & Supplies: 6.7%
1,243,005	Hologic, Inc. 1	24,897,390
435,160	Teleflex, Inc.	31,031,260
		55,928,650
Health Care Providers & Services: 3.1%
1,232,215	HealthSouth Corp. 1	26,012,058
Insurance: 5.2%
91,890	Alleghany Corp. 1	30,821,744
1,019,925	Symetra Financial Corp.	13,238,626
		44,060,370
Internet & Catalog Retail: 1.7%
708,360	Liberty Interactive Corp. 1	13,940,525
Internet Software & Services: 3.2%
37,970	Google, Inc. 1	26,934,779
Media: 6.6%
1,141,170	Cinemark Holdings, Inc.	29,647,596
493,935	Viacom, Inc.	26,050,132
		55,697,728
Multiline Retail: 1.6%
1,062,145	Marks & Spencer Group Plc - ADR	13,234,327
Office Electronics: 1.0%
1,201,620	Xerox Corp.	8,195,048
Oil, Gas & Consumable Fuels: 9.1%
1,517,268	Cosan Limited	26,263,909
870,585	Kinder Morgan, Inc.	30,757,768
262,090	Occidental Petroleum Corp.	20,078,715
		77,100,392
Pharmaceuticals: 11.4%
274,130	Bayer AG - ADR	26,294,550
398,395	Johnson & Johnson	27,927,490
108,445	Novartis AG - ADR	6,864,568
584,238	Valeant Pharmaceuticals International, Inc. 1	34,919,905
		96,006,513

Semiconductors & Semiconductor Equipment: 1.6%
2,090,945	Atmel Corp. 1	13,695,690
Software: 4.5%
1,862,903	Compuware Corp. 1	20,249,756
530,000	Oracle Corp.	17,659,600
		37,909,356
Specialty Retail: 2.1%
310,290	Bed Bath & Beyond, Inc. 1	17,348,314
Thrifts & Mortgage Finance: 2.2%
589,685	Nationstar Mortgage Holdings, Inc. 1	18,268,441
Trading Companies & Distributors: 3.0%
1,168,236	Air Lease Corp. 1	25,117,074
Water Utilities: 3.5%
784,210	American Water Works Co., Inc.	29,117,717
TOTAL COMMON STOCKS
(Cost $523,563,794)		708,669,255

PARTNERSHIPS & TRUSTS: 7.2%
Oil, Gas & Consumable Fuels: 7.2%
575,395	Enterprise Products Partners L.P.	28,815,782
740,124	Magellan Midstream Partners L.P.	31,965,955
		60,781,737
TOTAL PARTNERSHIPS & TRUSTS
(Cost $22,439,439)		60,781,737

SHORT-TERM INVESTMENTS: 8.7%
73,195,618	Federated U.S. Treasury Cash Reserve, 0.000% 2	73,195,618
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,195,618)		73,195,618
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $619,198,851)		842,646,610
Liabilities in Excess of Other Assets: (0.2)%		(1,702,668)
TOTAL NET ASSETS: 100.0%		$840,943,942

ADR - American Depositary Receipt
1 Non-income producing security.
2 Annualized seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments		$618,233,908
Gross unrealized appreciation		235,388,348
Gross unrealized depreciation		(10,975,646)
Net unrealized appreciation		$224,412,702

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at Decmber 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical  instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant  would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3

Common Stocks ^	$708,669,255	$-	$-
Partnerships & Trusts^	60,781,737	-	-
Short-Term Investments	73,195,618	-	-
Total Investments	$842,646,610	$-	$-

^ See Schedule of Investments for industry breakouts.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Principal Amount		Value
BONDS: 84.1%
CORPORATE BONDS: 74.3%
Aerospace & Defense: 1.4%
	AAR Corp.
$10,940,000	7.250%, 01/15/2022 1	$11,637,425
	ADS Tactical, Inc.
25,484,000	11.000%, 04/01/2018 1	26,121,100
		37,758,525
Air Freight & Logistics: 0.7%
	Era Group, Inc.
19,500,000	7.750%, 12/15/2022 1	19,256,250
Auto Components: 0.9%
	Stoneridge, Inc.
21,865,000	9.500%, 10/15/2017 1	23,395,550
Beverages: 0.3%
	Cott Beverages, Inc.
7,452,000	8.375%, 11/15/2017	8,141,310
Building Products: 0.4%
	Cleaver-Brooks, Inc.
9,700,000	8.750%, 12/15/2019 1	10,039,500
Capital Markets: 3.1%
	E*Trade Financial Corp.
39,750,000	6.000%, 11/15/2017	40,843,125
14,750,000	6.375%, 11/15/2019	15,192,500
	Oppenheimer Holdings, Inc.
27,090,000	8.750%, 04/15/2018	28,309,050
		84,344,675
Chemicals: 0.6%
	Intertape Polymer Group
16,803,000	8.500%, 08/01/2014	16,887,015
Commercial Services & Supplies: 3.3%
	American Reprographics Co.
24,886,000	10.500%, 12/15/2016	24,574,925
	Deluxe Corp.
19,750,000	6.000%, 11/15/2020 1	19,700,625
	Interface, Inc.
3,325,000	11.375%, 11/01/2013	3,570,219
	R.R. Donnelley & Sons Co.
8,645,000	8.600%, 08/15/2016	9,336,600
33,865,000	8.250%, 03/15/2019	34,372,975
		91,555,344
Construction & Engineering: 0.3%
	RSC Holdings, Inc.
8,300,000	10.250%, 11/15/2019	9,669,500
Construction Materials: 0.3%
	Rain CII Carbon LLC
8,000,000	8.000%, 12/01/2018 1	8,180,000
Consumer Finance: 0.9%
	SLM Corp.
12,280,000	5.375%, 01/15/2013	12,310,626
12,805,000	5.000%, 10/01/2013	13,173,144
		25,483,770

Containers & Packaging: 2.1%
	Longview Fibre Co.
21,210,000	8.000%, 06/01/2016 1	22,376,550
	Packaging Dynamics Corp.
32,700,000	8.750%, 02/01/2016 1	34,335,000
		56,711,550
Diversified Financial Services: 4.3%
	AerCap Holdings N.V.
10,000,000	6.375%, 05/30/2017	10,550,000
	Air Lease Corp.
28,900,000	4.500%, 01/15/2016 1	29,333,500
10,600,000	5.625%, 04/01/2017	11,289,000
	International Lease Finance Corp.
9,300,000	5.250%, 01/10/2013	9,319,065
3,382,000	6.375%, 03/25/2013	3,430,193
13,000,000	6.625%, 11/15/2013	13,552,500
10,000,000	4.875%, 04/01/2015	10,388,300
	Milestone Aviation Group Ltd.
29,500,000	8.625%, 12/15/2017 1	29,721,250
		117,583,808
Diversified Telecommunication Services: 1.6%
	West Corp.
42,984,000	11.000%, 10/15/2016	44,810,820
Electrical Equipment: 1.7%
	Advanced Lighting Technologies, Inc.
25,050,000	10.500%, 06/01/2019 1	24,924,750
	Coleman Cable, Inc.
20,075,000	9.000%, 02/15/2018	21,681,000
		46,605,750
Energy Equipment & Services: 4.0%
	Heckmann Corp.
38,905,000	9.875%, 04/15/2018	40,363,937
20,000,000	9.875%, 04/15/2018 1	20,600,000
	Helix Energy Solutions Group, Inc.
47,491,000	9.500%, 01/15/2016 1	48,797,002
		109,760,939
Food & Staples Retailing: 3.0%
	Spartan Stores, Inc.
50,000,000	6.625%, 12/15/2016 1	50,000,000
	Tops Holdings Corp.
31,500,000	8.875%, 12/15/2017 1	32,838,750
		82,838,750
Food Products: 1.0%
	Dole Food Co., Inc.
13,825,000	13.875%, 03/15/2014	15,380,313
	Shearer's Foods, Inc.
13,110,000	9.000%, 11/01/2019 1	13,798,275
		29,178,588
Health Care Equipment & Supplies: 3.3%
	Alere, Inc.
61,359,000	9.000%, 05/15/2016	65,040,540
	Angiotech Pharmaceuticals, Inc.
25,963,000	5.000%, 12/01/2013 2	25,963,000
		91,003,540

Health Care Providers & Services: 1.9%
	HCA, Inc.
7,000,000	6.750%, 07/15/2013	7,210,000
9,188,000	9.875%, 02/15/2017	9,750,765
	VWR Funding, Inc.
33,550,000	7.250%, 09/15/2017 1	35,395,250
		52,356,015
Hotels, Restaurants & Leisure: 3.7%
	Boyd Gaming Corp.
11,095,000	6.750%, 04/15/2014	11,095,000
	Carrols Restaurant Group, Inc.
10,500,000	11.250%, 05/15/2018 1	11,550,000
	Fiesta Restaurant Group, Inc.
34,500,000	8.875%, 08/15/2016	37,044,375
	MGM Resorts International
4,580,000	6.750%, 04/01/2013	4,654,425
4,500,000	6.625%, 12/15/2021	4,505,625
	Ruby Tuesday, Inc.
35,200,000	7.625%, 05/15/2020 1	33,792,000
		102,641,425
Household Durables: 1.3%
	Ethan Allen Interiors, Inc.
34,500,000	5.375%, 10/01/2015	35,621,250
IT Services: 0.9%
	Unisys Corp.
22,000,000	6.250%, 08/15/2017	23,540,000
Leisure Equipment & Products: 0.9%
	Smith & Wesson Holding Corp.
23,455,000	9.500%, 01/14/2016 1	25,683,225
Media: 6.2%
	Lions Gate Entertainment Corp.
20,110,000	10.250%, 11/01/2016 1	22,347,237
49,015,000	10.250%, 11/01/2016	54,467,919
	MDC Partners, Inc.
41,069,000	11.000%, 11/01/2016	45,329,909
6,750,000	11.000%, 11/01/2016 1	7,450,312
	Regal Entertainment Group
21,385,000	9.125%, 08/15/2018	23,951,200
	Scholastic Corp.
16,718,000	5.000%, 04/15/2013	16,864,283
		170,410,860
Metals & Mining: 4.1%
	A.M. Castle & Co.
25,000,000	12.750%, 12/15/2016	29,312,500
	Edgen Murray Corp.
25,500,000	8.750%, 11/01/2020 1	25,882,500
	Horsehead Holding Corp.
54,475,000	10.500%, 06/01/2017 1	57,743,500
		112,938,500

Oil, Gas & Consumable Fuels: 13.5%
	Arch Coal, Inc.
29,855,000	8.750%, 08/01/2016	31,198,475
	Armstrong Energy, Inc.
20,000,000	11.750%, 12/15/2019 1	19,250,000
	Atlas Pipeline Partners, L.P.
75,345,000	8.750%, 06/15/2018	80,619,150
	Bill Barrett Corp.
14,082,000	9.875%, 07/15/2016	15,349,380
	Calumet Specialty Products Partners, L.P.
6,500,000	9.625%, 08/01/2020 1	7,101,250
	Linn Energy, LLC
17,128,000	11.750%, 05/15/2017	18,840,800
	Markwest Energy Partners L.P.
3,635,000	8.750%, 04/15/2018	3,880,363
	Raam Global Energy Co.
19,450,000	12.500%, 10/01/2015	20,130,750
	Resolute Energy Corp.
24,335,000	8.500%, 05/01/2020 1	24,639,188
	Stone Energy Corp.
43,075,000	8.625%, 02/01/2017	46,467,156
19,500,000	7.500%, 11/15/2022	20,377,500
	Targa Resource Partners L.P.
13,729,000	11.250%, 07/15/2017	15,170,545
	Vanguard Natural Resources, LLC
40,500,000	7.875%, 04/01/2020	42,525,000
	Western Refining, Inc.
25,883,000	11.250%, 06/15/2017 1	28,438,946
		373,988,503
Paper & Forest Products: 0.7%
	Neenah Paper, Inc.
20,334,000	7.375%, 11/15/2014	20,486,505
Road & Rail: 3.1%
	Kansas City Southern De Mexico
24,268,000	12.500%, 04/01/2016	26,694,800
	Swift Services Holdings, Inc.
54,120,000	10.000%, 11/15/2018	59,667,300
		86,362,100
Semiconductors & Semiconductor Equipment: 0.3%
	Spansion, Inc.
7,500,000	7.875%, 11/15/2017	7,725,000
Specialty Retail: 0.9%
	Brown Shoe Co., Inc.
23,550,000	7.125%, 05/15/2019	24,609,750
Thrifts & Mortgage Finance: 0.9%
	Nationstar Mortgage Holdings, Inc.
9,000,000	10.875%, 04/01/2015	9,675,000
13,349,000	9.625%, 05/01/2019 1	15,042,625
		24,717,625
Tobacco: 1.4%
	Alliance One International, Inc.
35,472,000	10.000%, 07/15/2016	37,511,640
Trading Companies & Distributors: 0.2%
	Wesco Distribution, Inc.
5,700,000	7.500%, 10/15/2017	5,789,490

Wireless Telecommunication Services: 1.1%
	NII Capital Corp.
20,565,000	10.000%, 08/15/2016	19,228,275
12,500,000	8.875%, 12/15/2019	10,000,000
		29,228,275
TOTAL CORPORATE BONDS
(Cost $1,999,150,412)		2,046,815,347
CONVERTIBLE BONDS: 9.8%
Aerospace & Defense: 1.3%
	AAR Corp.
13,023,000	1.625%, 03/01/2014	12,786,958
22,675,000	1.750%, 02/01/2026	22,731,688
		35,518,646
Air Freight & Logistics: 0.7%
	XPO Logistics, Inc.
15,000,000	4.500%, 10/01/2017	17,915,625
Building Products: 0.2%
	Griffon Corp.
6,000,000	4.000%, 01/15/2017 1	6,397,500
Diversified Financial Services: 0.4%
	Air Lease Corp.
8,500,000	3.875%, 12/01/2018 1	9,238,437
Energy Equipment & Services: 0.5%
	Exterran Holdings, Inc.
13,975,000	4.750%, 01/15/2014	14,044,875
Food & Staples Retailing: 1.3%
	Nash Finch Co.
76,574,000	1.631%, 03/15/2035	35,894,063
Health Care Equipment & Supplies: 0.9%
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,755,156
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	23,345,438
		26,100,594
Hotels, Restaurants & Leisure: 0.3%
	MGM Resorts International
8,238,000	4.250%, 04/15/2015	8,737,429
Industrial Conglomerates: 1.3%
	Icahn Enterprises L.P.
34,739,000	4.000%, 08/15/2013 2	34,999,542
Machinery: 0.8%
	Albany International Corp.
3,109,000	2.250%, 03/15/2026	3,101,228
	Navistar International Corp.
21,311,000	3.000%, 10/15/2014	19,566,162
		22,667,390
Metals & Mining: 0.1%
	Horsehead Holding Corp.
1,500,000	3.800%, 07/01/2017	1,458,750
Oil, Gas & Consumable Fuels: 0.2%
	Bill Barrett Corp.
6,103,000	5.000%, 03/15/2028	6,137,329
Specialty Retail: 1.2%
	RadioShack Corp.
36,136,000	2.500%, 08/01/2013 1	33,335,460
Tobacco: 0.6%
	Vector Group Ltd.
16,000,000	11.147%, 01/15/2019 2	17,514,048

TOTAL CONVERTIBLE BONDS
(Cost $257,044,210)		269,959,688
TOTAL BONDS
(Cost $2,256,194,622)		2,316,775,035

Shares		Value
SHORT-TERM INVESTMENTS: 14.1%
389,082,091	Federated U.S. Treasury Cash Reserve, 0.000% 3	389,082,091
TOTAL SHORT-TERM INVESTMENTS
(Cost $389,082,091)		389,082,091
TOTAL INVESTMENTS IN SECURITIES: 98.2%
(Cost $2,645,276,713)		2,705,857,126
Other Assets in Excess of Liabilities: 1.8%		50,023,515
TOTAL NET ASSETS: 100.0%		$2,755,880,641

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2012, the value of these securities amounted to $788,342,957 or 28.6% of net assets.

2 Variable rate security; rate shown is the rate in effect on December 31, 2012.
3 Annualized seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments		$2,650,658,948
Gross unrealized appreciation		73,106,025
Gross unrealized depreciation		(17,907,847)
Net unrealized appreciation		$55,198,178

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at Decmber 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3

Corporate Bonds^	$-	$1,996,815,347	$50,000,000
Convertible Bonds^	-	269,959,688	-
Short-Term Investments	389,082,091	-	-
Total Investments	$389,082,091	$2,266,775,035	$50,000,000

^ See Schedule of Investments for industry breakouts.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 46.1%
Aerospace & Defense: 1.7%
6,785	Boeing Co.	$511,318
37,885	Spirit AeroSystems Holdings, Inc. 1	642,908
		1,154,226
Beverages: 1.3%
7,365	Diageo Plc - ADR	858,612
Commercial Banks: 1.1%
22,870	First Republic Bank	749,679
Containers & Packaging: 1.4%
26,425	Crown Holdings, Inc. 1	972,704
Electronic Equipment, Instruments & Components: 0.9%
19,790	Avnet, Inc. 1	605,772
Food Products: 1.8%
7,860	Kraft Foods Group, Inc.	357,394
22,140	Unilever NV - ADR	847,962
		1,205,356
Gas Utilities: 2.0%
70,700	Questar Corp.	1,397,032
Health Care Equipment & Supplies: 4.0%
70,515	Hologic, Inc. 1	1,412,416
18,620	Teleflex, Inc.	1,327,792
		2,740,208
Health Care Providers & Services: 1.5%
47,270	HealthSouth Corp. 1	997,870
Insurance: 2.5%
3,991	Alleghany Corp. 1	1,338,661
30,180	Symetra Financial Corp.	391,736
		1,730,397
Internet & Catalog Retail: 1.7%
60,845	Liberty Interactive Corp. 1	1,197,430
Internet Software & Services: 1.6%
1,560	Google, Inc. 1	1,106,617
Media: 3.7%
47,635	Cinemark Holdings, Inc.	1,237,557
25,265	Viacom, Inc.	1,332,476
		2,570,033
Multiline Retail: 0.9%
48,945	Marks & Spencer Group Plc - ADR	609,855
Office Electronics: 0.8%
78,105	Xerox Corp.	532,676
Oil, Gas & Consumable Fuels: 4.1%
45,475	Cosan Limited	787,172
38,635	Kinder Morgan, Inc.	1,364,974
9,355	Occidental Petroleum Corp.	716,687
		2,868,833
Pharmaceuticals: 5.5%
10,040	Bayer AG - ADR	963,037
18,800	Johnson & Johnson	1,317,880
25,164	Valeant Pharmaceuticals International, Inc. 1	1,504,051
		3,784,968
Semiconductors & Semiconductor Equipment: 0.9%
93,860	Atmel Corp. 1	614,783

Software: 2.8%
78,325	Compuware Corp. 1	851,393
32,710	Oracle Corp.	1,089,897
		1,941,290
Specialty Retail: 1.6%
19,645	Bed Bath & Beyond, Inc. 1	1,098,352
Thrifts & Mortgage Finance: 0.8%
17,490	Nationstar Mortgage Holdings, Inc. 1	541,840
Trading Companies & Distributors: 2.0%
62,445	Air Lease Corp. 1	1,342,568
Water Utilities: 1.5%
28,460	American Water Works Co., Inc.	1,056,720
TOTAL COMMON STOCKS
(Cost $28,455,014)		31,677,821

PARTNERSHIPS & TRUSTS: 2.9%
Oil, Gas & Consumable Fuels: 2.9%
21,085	Enterprise Products Partners L.P.	1,055,937
21,895	Magellan Midstream Partners L.P.	945,645
		2,001,582
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,489,484)		2,001,582

Principal Amount		Value
BONDS: 40.9%
CORPORATE BONDS: 34.9%
Aerospace & Defense: 0.4%
	ADS Tactical, Inc.
$300,000	11.000%, 04/01/2018 2	$307,500
Air Freight & Logistics: 0.7%
	Era Group, Inc.
500,000	7.750%, 12/15/2022 2	493,750
Auto Components: 0.8%
	Stoneridge, Inc.
500,000	9.500%, 10/15/2017 2	535,000
Building Products: 0.8%
	Cleaver-Brooks, Inc.
500,000	8.750%, 12/15/2019 2	517,500
Capital Markets: 1.5%
	E*Trade Financial Corp.
250,000	6.000%, 11/15/2017	256,875
250,000	6.375%, 11/15/2019	257,500
	Oppenheimer Holdings, Inc.
500,000	8.750%, 04/15/2018	522,500
		1,036,875
Chemicals: 0.2%
	Intertape Polymer Group
167,000	8.500%, 08/01/2014	167,835
Commercial Services & Supplies: 2.6%
	Deluxe Corp.
500,000	6.000%, 11/15/2020 2	498,750
	Interface, Inc.
500,000	11.375%, 11/01/2013	536,875
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	761,250
		1,796,875

Construction Materials: 0.9%
	Rain CII Carbon LLC
605,000	8.000%, 12/01/2018 2	618,612
Containers & Packaging: 0.5%
	Packaging Dynamics Corp.
300,000	8.750%, 02/01/2016 2	315,000
Diversified Financial Services: 2.2%
	Air Lease Corp.
500,000	4.500%, 01/15/2016 2	507,500
	International Lease Finance Corp.
500,000	6.625%, 11/15/2013	521,250
	Milestone Aviation Group Ltd.
500,000	8.625%, 12/15/2017 2	503,750
		1,532,500
Diversified Telecommunication Services: 0.5%
	West Corp.
300,000	11.000%, 10/15/2016	312,750
Electrical Equipment: 0.7%
	Advanced Lighting Technologies, Inc.
450,000	10.500%, 06/01/2019 2	447,750
Energy Equipment & Services: 1.8%
	Heckmann Corp.
750,000	9.875%, 04/15/2018	778,125
	Helix Energy Solutions Group, Inc.
448,000	9.500%, 01/15/2016 2	460,320
		1,238,445
Food & Staples Retailing: 1.3%
	Albertsons, Inc.
350,000	7.250%, 05/01/2013	354,812
	Tops Holdings Corp.
500,000	8.875%, 12/15/2017 2	521,250
		876,062
Food Products: 1.1%
	Dole Food Co., Inc.
225,000	13.875%, 03/15/2014	250,313
	Shearer's Foods, Inc.
500,000	9.000%, 11/01/2019 2	526,250
		776,563
Health Care Equipment & Supplies: 1.1%
	Alere, Inc.
700,000	9.000%, 05/15/2016	742,000
Health Care Providers & Services: 0.7%
	VWR Funding, Inc.
450,000	7.250%, 09/15/2017 2	474,750
Hotels, Restaurants & Leisure: 3.4%
	Boyd Gaming Corp.
300,000	6.750%, 04/15/2014	300,000
	Carrols Restaurant Group, Inc.
500,000	11.250%, 05/15/2018 2	549,999
	Fiesta Restaurant Group, Inc.
500,000	8.875%, 08/15/2016	536,875
	MGM Resorts International
500,000	6.625%, 12/15/2021	500,625
	Ruby Tuesday, Inc.
500,000	7.625%, 05/15/2020 2	480,000
		2,367,499

Leisure Equipment & Products: 0.3%
	Smith & Wesson Holding Corp.
200,000	9.500%, 01/14/2016 2	219,000
Media: 2.4%
	Lions Gate Entertainment Corp.
300,000	10.250%, 11/01/2016 2	333,375
200,000	10.250%, 11/01/2016	222,250
	MDC Partners, Inc.
500,000	11.000%, 11/01/2016	551,875
250,000	11.000%, 11/01/2016 2	275,938
	Scholastic Corp.
250,000	5.000%, 04/15/2013	252,188
		1,635,626
Metals & Mining: 2.2%
	A.M. Castle & Co.
500,000	12.750%, 12/15/2016	586,250
	Edgen Murray Corp.
500,000	8.750%, 11/01/2020 2	507,500
	Horsehead Holding Corp.
400,000	10.500%, 06/01/2017 2	424,000
		1,517,750
Oil, Gas & Consumable Fuels: 4.5%
	Atlas Pipeline Partners, L.P.
500,000	8.750%, 06/15/2018	535,000
	Bill Barrett Corp.
400,000	9.875%, 07/15/2016	436,000
	Calumet Specialty Products Partners, L.P.
500,000	9.625%, 08/01/2020 2	546,250
	Raam Global Energy Co.
250,000	12.500%, 10/01/2015	258,750
	Resolute Energy Corp.
500,000	8.500%, 05/01/2020 2	506,250
	Stone Energy Corp.
300,000	8.625%, 02/01/2017	323,625
	Vanguard Natural Resources, LLC
500,000	7.875%, 04/01/2020	525,000
		3,130,875
Paper & Forest Products: 0.3%
	Neenah Paper, Inc.
228,000	7.375%, 11/15/2014	229,710
Road & Rail: 1.4%
	Kansas City Southern De Mexico
350,000	12.500%, 04/01/2016	385,000
	Swift Services Holdings, Inc.
520,000	10.000%, 11/15/2018	573,300
		958,300
Semiconductors & Semiconductor Equipment: 0.5%
	Spansion, Inc.
325,000	7.875%, 11/15/2017	334,750
Specialty Retail: 0.5%
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019	313,500
Thrifts & Mortgage Finance: 1.2%
	Nationstar Mortgage Holdings, Inc.
750,000	9.625%, 05/01/2019 2	847,500
Tobacco: 0.4%
	Alliance One International, Inc.
250,000	10.000%, 07/15/2016	264,375

TOTAL CORPORATE BONDS
(Cost $23,255,949)		24,008,652
CONVERTIBLE BONDS: 6.0%
Air Freight & Logistics: 0.9%
	XPO Logistics, Inc.
500,000	4.500%, 10/01/2017	597,188
Building Products: 0.8%
	Griffon Corp.
500,000	4.000%, 01/15/2017 2	533,124
Food & Staples Retailing: 0.7%
	Nash Finch Co.
1,000,000	1.631%, 03/15/2035	468,750
Hotels, Restaurants & Leisure: 0.5%
	MGM Resorts International
300,000	4.250%, 04/15/2015	318,188
Industrial Conglomerates: 0.3%
	Icahn Enterprises L.P.
200,000	4.000%, 08/15/2013 3	201,500
Machinery: 1.1%
	Albany International Corp.
500,000	2.250%, 03/15/2026	498,750
	Navistar International Corp.
300,000	3.000%, 10/15/2014	275,438
		774,188
Specialty Retail: 0.6%
	RadioShack Corp.
425,000	2.500%, 08/01/2013 2	392,063
Tobacco: 1.1%
	Vector Group Ltd.
750,000	11.147%, 01/15/2019 3	820,970
TOTAL CONVERTIBLE BONDS
(Cost $3,872,692)		4,105,971
TOTAL BONDS
(Cost $27,128,641)		28,114,623

Shares		Value
SHORT-TERM INVESTMENTS: 10.0%
6,874,079	Federated U.S. Treasury Cash Reserve, 0.000% 4	6,874,079
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,874,079)		6,874,079
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $63,947,218)		68,668,105
Other Assets in Excess of Liabilities: 0.1%		92,663
TOTAL NET ASSETS: 100.0%		$68,760,768

ADR - American Depositary Receipt
1 Non-income producing security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2012, the value of these securities amounted to $12,342,681 or 18.0% of net assets.

3 Variable rate security; rate shown is the rate in effect on December 31, 2012.
4 Annualized seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments		$63,956,106
Gross unrealized appreciation		5,376,904
Gross unrealized depreciation		(664,905)
Net unrealized appreciation		$4,711,999

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at Decmber 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical  instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3

Common Stocks^	$31,677,821	$-	$-
Partnerships & Trusts^	2,001,582	-	-
Corporate Bonds^	-	24,008,652	-
Convertible Bonds^	-	4,105,971	-
Short-Term Investments	6,874,079	-	-
Total Investments	$40,553,482	$28,114,623	$-

^ See Schedule of Investments for industry breakouts.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 90.0%
Aerospace & Defense: 4.2%
10,200	Boeing Co.	$768,672
49,240	Spirit AeroSystems Holdings, Inc. 1	835,603
		1,604,275
Beverages: 3.2%
10,555	Diageo Plc - ADR	1,230,502
Commercial Banks: 2.1%
24,790	First Republic Bank	812,616
Containers & Packaging: 3.2%
33,515	Crown Holdings, Inc. 1	1,233,687
Electronic Equipment, Instruments & Components: 1.7%
21,275	Avnet, Inc. 1	651,228
Food Products: 4.3%
8,113	Kraft Foods Group, Inc.	368,898
33,120	Unilever NV - ADR	1,268,496
		1,637,394
Gas Utilities: 2.8%
55,055	Questar Corp.	1,087,887
Health Care Equipment & Supplies: 6.1%
57,625	Hologic, Inc. 1	1,154,229
16,690	Teleflex, Inc.	1,190,164
		2,344,393
Health Care Providers & Services: 3.0%
55,115	HealthSouth Corp. 1	1,163,478
Insurance: 5.4%
4,050	Alleghany Corp. 1	1,358,452
56,480	Symetra Financial Corp.	733,110
		2,091,562
Internet & Catalog Retail: 3.0%
59,905	Liberty Interactive Corp. 1	1,178,930
Internet Software & Services: 3.0%
1,705	Google, Inc. 1	1,209,475
Media: 6.4%
48,675	Cinemark Holdings, Inc.	1,264,576
23,205	Viacom, Inc.	1,223,832
		2,488,408
Multiline Retail: 1.6%
50,170	Marks & Spencer Group Plc - ADR	625,118
Office Electronics: 1.4%
76,460	Xerox Corp.	521,457
Oil, Gas & Consumable Fuels: 7.8%
35,860	Cosan Limited	620,737
34,720	Kinder Morgan, Inc.	1,226,658
15,145	Occidental Petroleum Corp.	1,160,258
		3,007,653
Pharmaceuticals: 13.0%
12,495	Bayer AG - ADR	1,198,520
20,370	Johnson & Johnson	1,427,936
15,730	Novartis AG - ADR	995,709
23,180	Valeant Pharmaceuticals International, Inc. 1	1,385,469
		5,007,634

Semiconductors & Semiconductor Equipment: 1.7%
98,325	Atmel Corp. 1	644,029
Software: 5.8%
99,650	Compuware Corp. 1	1,083,196
34,615	Oracle Corp.	1,153,372
		2,236,568
Specialty Retail: 2.0%
13,860	Bed Bath & Beyond, Inc. 1	774,913
Thrifts & Mortgage Finance: 1.9%
23,500	Nationstar Mortgage Holdings, Inc. 1	728,030
Trading Companies & Distributors: 3.0%
53,675	Air Lease Corp. 1	1,154,012
Water Utilities: 3.4%
35,410	American Water Works Co., Inc.	1,314,773
TOTAL COMMON STOCKS
(Cost $34,126,917)		34,748,022

PARTNERSHIPS & TRUSTS: 6.3%
Oil, Gas & Consumable Fuels: 6.3%
21,590	Enterprise Products Partners L.P.	1,081,227
31,330	Magellan Midstream Partners L.P.	1,353,143
		2,434,370
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,427,508)		2,434,370

SHORT-TERM INVESTMENTS: 9.0%
3,488,006	Federated U.S. Treasury Cash Reserve, 0.000% 2	3,488,006
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,488,006)		3,488,006
TOTAL INVESTMENTS IN SECURITIES: 105.3%
(Cost $40,042,431)		40,670,398
Liabilities in Excess of Other Assets: (5.3)%		(2,049,535)
TOTAL NET ASSETS: 100.0%		$38,620,863

ADR - American Depositary Receipt
1 Non-income producing security.
2 Annualized seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments		$40,042,431
Gross unrealized appreciation		1,284,255
Gross unrealized depreciation		(656,288)
Net unrealized appreciation		$627,967

+Because tax adjustments are calculated annually as of the Fund's March 31 fiscal year-end, the above table reflects does not reflect any tax adjustments since the Fund has not yet had a fiscal year end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at Decmber 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012:

	Level 1	Level 2	Level 3

Common Stocks^	$34,748,022	$-	$-
Partnerships & Trusts^	2,434,370	-	-
Short-Term Investments	3,488,006	-	-
Total Investments	$40,670,398	$-	$-

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                      /s/  Eric W. Falkeis
                   Eric W. Falkeis, President

Date            February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/  Eric W. Fal
                   Eric W. Falkeis, President

Date            February 26, 2013

By (Signature and Title)*                  /s/ Patrick J. Rudnick
   Patrick J. Rudnick, Treasurer

Date            January 28, 2013

* Print the name and title of each signing officer under his or her signature.